Loans and Allowance for Loan Losses - Summary of Company's Impaired Loans by Loan Portfolio (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Recorded Investment
With no related allowance recorded:	$ 33,187
With an allowance recorded:	25,017
Total	58,204
Unpaid Principal Balance
With no related allowance recorded:	36,330
With an allowance recorded:	28,786
Total	65,116
Related Allowance	3,970
Commercial and industrial | Commercial Portfolio Segment
Recorded Investment
With no related allowance recorded:	12,309
With an allowance recorded:	3,836
Unpaid Principal Balance
With no related allowance recorded:	13,212
With an allowance recorded:	4,226
Related Allowance	1,540
Commercial real estate | Commercial Portfolio Segment
Recorded Investment
With no related allowance recorded:	3,520
With an allowance recorded:	0
Unpaid Principal Balance
With no related allowance recorded:	3,520
With an allowance recorded:	0
Related Allowance	0
Business banking | Commercial Portfolio Segment
Recorded Investment
With no related allowance recorded:	4,199
With an allowance recorded:	7,861
Unpaid Principal Balance
With no related allowance recorded:	5,069
With an allowance recorded:	11,240
Related Allowance	450
Residential real estate | Residential Portfolio Segment
Recorded Investment
With no related allowance recorded:	11,217
With an allowance recorded:	11,161
Unpaid Principal Balance
With no related allowance recorded:	12,587
With an allowance recorded:	11,161
Related Allowance	1,549
Consumer home equity | Consumer Portfolio Segment
Recorded Investment
With no related allowance recorded:	1,924
With an allowance recorded:	1,998
Unpaid Principal Balance
With no related allowance recorded:	1,924
With an allowance recorded:	1,998
Related Allowance	270
Other consumer | Consumer Portfolio Segment
Recorded Investment
With no related allowance recorded:	18
With an allowance recorded:	161
Unpaid Principal Balance
With no related allowance recorded:	18
With an allowance recorded:	161
Related Allowance	$ 161